UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-10609
SMID-Cap Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
September 30
Date of Fiscal Year End
March 31, 2011
Date of Reporting Period

Item 1. Reports to Stockholders

SMID-Cap Portfolio

March 31, 2011

Portfolio of Investments (Unaudited)

Common Stocks — 98.3%

Security	Shares	Value

Auto Components — 2.1%

BorgWarner, Inc.(1)	305,430	$24,339,717

		$24,339,717

Beverages — 2.1%

Constellation Brands, Inc., Class A(1)	1,213,220	$24,604,102

		$24,604,102

Capital Markets — 7.4%

Affiliated Managers Group, Inc.(1)	442,820	$48,431,223
Greenhill & Co., Inc.	271,320	17,850,143
SEI Investments Co.	889,810	21,248,663

		$87,530,029

Commercial Banks — 4.3%

City National Corp.	368,700	$21,034,335
Cullen/Frost Bankers, Inc.	205,210	12,111,494
Umpqua Holdings Corp.	1,569,686	17,957,208

		$51,103,037

Commercial Services & Supplies — 1.0%

Copart, Inc.(1)	279,380	$12,105,535

		$12,105,535

Construction & Engineering — 2.3%

Jacobs Engineering Group, Inc.(1)	528,790	$27,195,670

		$27,195,670

Containers & Packaging — 2.0%

AptarGroup, Inc.	483,870	$24,256,403

		$24,256,403

Distributors — 2.5%

LKQ Corp.(1)	1,219,950	$29,400,795

		$29,400,795

Electrical Equipment — 3.8%

Acuity Brands, Inc.	316,470	$18,510,330
AMETEK, Inc.	608,810	26,708,495

		$45,218,825

Electronic Equipment, Instruments & Components — 3.1%

FLIR Systems, Inc.	696,940	$24,121,093
Rofin-Sinar Technologies, Inc.(1)	302,540	11,950,330

		$36,071,423

Energy Equipment & Services — 2.6%

Dril-Quip, Inc.(1)	152,090	$12,019,673
Oceaneering International, Inc.(1)	203,010	18,159,244

		$30,178,917

Health Care Equipment & Supplies — 4.6%

DENTSPLY International, Inc.	986,970	$36,508,020
Varian Medical Systems, Inc.(1)	268,040	18,130,226

		$54,638,246

Health Care Providers & Services — 3.9%

Henry Schein, Inc.(1)	476,730	$33,452,144
Universal Health Services, Inc., Class B	246,050	12,157,331

		$45,609,475

Household Products — 1.8%

Church & Dwight Co., Inc.	262,610	$20,835,477

		$20,835,477

Industrial Conglomerates — 1.8%

Carlisle Cos., Inc.	480,740	$21,416,967

		$21,416,967

Insurance — 6.9%

HCC Insurance Holdings, Inc.	959,770	$30,050,399
Markel Corp.(1)	122,777	50,884,927

		$80,935,326

IT Services — 1.5%

Jack Henry & Associates, Inc.	533,710	$18,087,432

		$18,087,432

Life Sciences Tools & Services — 4.1%

Bio-Rad Laboratories, Inc., Class A(1)	225,880	$27,137,223
Mettler-Toledo International, Inc.(1)	122,910	21,140,520

		$48,277,743

See Notes to Financial Statements.

SMID-Cap Portfolio

March 31, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Machinery — 4.7%

Graco, Inc.	405,390	$18,441,191
IDEX Corp.	629,480	27,476,802
Valmont Industries, Inc.	87,770	9,160,555

		$55,078,548

Marine — 2.5%

Kirby Corp.(1)	522,383	$29,927,322

		$29,927,322

Media — 5.9%

John Wiley & Sons, Inc., Class A	592,420	$30,118,633
Morningstar, Inc.	672,520	39,261,718

		$69,380,351

Professional Services — 4.6%

Equifax, Inc.	624,760	$24,271,926
IHS, Inc.(1)	134,980	11,979,475
Verisk Analytics, Inc., Class A(1)	540,641	17,711,399

		$53,962,800

Real Estate Management & Development — 2.8%

Forest City Enterprises, Inc., Class A(1)	1,755,041	$33,047,422

		$33,047,422

Road & Rail — 1.6%

J.B. Hunt Transport Services, Inc.	405,290	$18,408,272

		$18,408,272

Software — 8.4%

ANSYS, Inc.(1)	556,090	$30,134,517
Blackbaud, Inc.	974,270	26,539,115
FactSet Research Systems, Inc.	172,100	18,024,033
Fair Isaac Corp.	767,330	24,255,301

		$98,952,966

Specialty Retail — 9.0%

Aaron’s, Inc.	718,745	$18,227,373
CarMax, Inc.(1)	520,590	16,710,939
O’Reilly Automotive, Inc.(1)	674,430	38,752,748
Sally Beauty Holdings, Inc.(1)	1,278,920	17,917,669
Ulta Salon, Cosmetics & Fragrance, Inc.(1)	311,650	14,999,715

		$106,608,444

Textiles, Apparel & Luxury Goods — 1.0%

Columbia Sportswear Co.	204,300	$12,139,506

		$12,139,506

Total Common Stocks — 98.3%
(identified cost $915,173,210)		$1,159,310,750

Other Assets, Less Liabilities — 1.7%		$20,346,672

Net Assets — 100.0%		$1,179,657,422

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

See Notes to Financial Statements.

SMID-Cap Portfolio

March 31, 2011

Statement of Assets and Liabilities (Unaudited)

Assets	March 31, 2011

Investments, at value (identified cost, $915,173,210)	$1,159,310,750
Cash	90,283,292
Dividends receivable	359,873
Receivable from affiliates	4,411

Total assets	$1,249,958,326

Liabilities

Payable for investments purchased	$69,405,035
Payable to affiliates:
Investment adviser fee	830,111
Accrued expenses	65,758

Total liabilities	$70,300,904

Net Assets applicable to investors’ interest in Portfolio	$1,179,657,422

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$935,519,882
Net unrealized appreciation	244,137,540

Total	$1,179,657,422

See Notes to Financial Statements.

SMID-Cap Portfolio

March 31, 2011

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	March 31, 2011

Dividends	$2,606,606

Total investment income	$2,606,606

Expenses

Investment adviser fee	$3,978,516
Trustees’ fees and expenses	13,657
Custodian fee	115,588
Legal and accounting services	15,351
Miscellaneous	4,892

Total expenses	$4,128,004

Deduct —
Reduction of custodian fee	$8,168
Allocation of expenses to affiliates	264,634

Total expense reductions	$272,802

Net expenses	$3,855,202

Net investment loss	$(1,248,596)

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$7,826,589

Net realized gain	$7,826,589

Change in unrealized appreciation (depreciation) —
Investments	$173,450,687

Net change in unrealized appreciation (depreciation)	$173,450,687

Net realized and unrealized gain	$181,277,276

Net increase in net assets from operations	$180,028,680

See Notes to Financial Statements.

SMID-Cap Portfolio

March 31, 2011

Statements of Changes in Net Assets

	Six Months Ended
	March 31, 2011	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	September 30, 2010

From operations —
Net investment loss	$(1,248,596)	$(1,338,619)
Net realized gain from investment transactions	7,826,589	3,190,004
Net change in unrealized appreciation (depreciation) from investments	173,450,687	41,529,660

Net increase in net assets from operations	$180,028,680	$43,381,045

Capital transactions —
Contributions	$427,348,791	$353,022,439
Withdrawals	(2,467,601)	(8,563,531)

Net increase in net assets from capital transactions	$424,881,190	$344,458,908

Net increase in net assets	$604,909,870	$387,839,953

Net Assets

At beginning of period	$574,747,552	$186,907,599

At end of period	$1,179,657,422	$574,747,552

See Notes to Financial Statements.

SMID-Cap Portfolio

March 31, 2011

Supplementary Data

	Six Months Ended		Year Ended September 30,
	March 31, 2011
Ratios/Supplemental Data	(Unaudited)		2010	2009	2008	2007	2006

Ratios (as a percentage of average daily net assets):
Expenses(1)(2)	0.95	%(3)	0.95%	0.96%	0.95%	0.96%	1.23%
Net investment income (loss)	(0.31	)%(3)	(0.36)%	(0.24)%	(0.01)%	0.01%	(0.13)%
Portfolio Turnover	6	%(4)	20%	33%	42%	84%	34%

Total Return	25.68	%(4)	12.05%	5.71%	(6.46)%	16.70%	7.67%

Net assets, end of period (000’s omitted)	$1,179,657		$574,748	$186,908	$44,383	$33,041	$22,524

(1)	The investment adviser waived a portion of its investment adviser fee and/or subsidized certain operating expenses (equal to 0.06%, 0.12%, 0.18%, 0.22%, 0.27% and less than 0.01% of average daily net assets for the six months ended March 31, 2011 and the years ended September 30, 2010, 2009, 2008, 2007 and 2006, respectively). A portion of the waiver and subsidy was borne by the sub-adviser. Absent this waiver and/or subsidy, total return would be lower.
(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(3)	Annualized.
(4)	Not annualized.

See Notes to Financial Statements.

SMID-Cap Portfolio

March 31, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

SMID-Cap Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek long-term capital growth. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At March 31, 2011, Eaton Vance Atlanta Capital SMID-Cap Fund and Eaton Vance Equity Asset Allocation Fund held an interest of 99.3% and 0.4%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term debt securities purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of March 31, 2011, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended September 30, 2010 remains subject to examination by the Internal Revenue Service.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

SMID-Cap Portfolio

March 31, 2011

Notes to Financial Statements (Unaudited) — continued

H Interim Financial Statements — The interim financial statements relating to March 31, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 1.00% of the Portfolio’s average daily net assets up to $500 million, 0.9375% on net assets of $500 million but less than $1 billion, 0.875% on net assets of $1 billion but less than $2.5 billion and at reduced rates on daily net assets of $2.5 billion or more, and is payable monthly. Pursuant to a sub-advisory agreement, BMR pays Atlanta Capital Management Company, LLC (Atlanta Capital), an affiliate of EVM, a portion of its adviser fee for sub-advisory services provided to the Portfolio. For the six months ended March 31, 2011, the investment adviser fee was 0.98% (annualized) of the Portfolio’s average daily net assets and amounted to $3,978,516. Pursuant to a voluntary expense reimbursement, BMR and Atlanta Capital were allocated $66,159 and $198,475, respectively, of the Portfolio’s operating expenses for the six months ended March 31, 2011.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $458,910,919 and $48,494,175, respectively, for the six months ended March 31, 2011.

4 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$918,382,183

Gross unrealized appreciation	$243,555,694
Gross unrealized depreciation	(2,627,127)

Net unrealized appreciation	$240,928,567

5 Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended March 31, 2011.

6 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

SMID-Cap Portfolio

March 31, 2011

Notes to Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks	$1,159,310,750	$—	$—	$1,159,310,750

Total Investments	$1,159,310,750	$—	$—	$1,159,310,750

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of September 30, 2010 whose fair value was determined using Level 3 inputs. At March 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

Eaton Vance
Atlanta Capital SMID-Cap Fund

March 31, 2011

Officers and Trustees

Officers of Eaton Vance Atlanta Capital SMID-Cap Fund

Duncan W. Richardson President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Officers of SMID-Cap Portfolio

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Atlanta Capital SMID-Cap Fund and SMID-Cap Portfolio

Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout

*	Interested Trustee

Eaton Vance
Atlanta Capital SMID-Cap Fund

March 31, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc. Our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser of SMID-Cap Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Sub-Adviser of SMID-Cap Portfolio
Atlanta Capital Management Company, LLC
1075 West Peachtree Street NE
Suite 2100
Atlanta, GA 30309

Administrator of Eaton Vance Atlanta Capital SMID-Cap Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

1452-5/11	ASCSRC

Item 2. Code of Ethics
Not required in this filing.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Chief Financial Officer of Aveon Group, L.P. (an investment management firm). Previously, he served as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not required in this filing.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Duncan W. Richardson Duncan W. Richardson
President

Date:	May 16, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	May 16, 2011

By:	/s/ Duncan W. Richardson Duncan W. Richardson
President

Date:	May 16, 2011